Employee benefits - Summary of Group's Liabilities for Employee Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	€ 6,128	€ 6,847
Acquisition of Perugini S.r.l.	387
Interest cost	269	118
Current service cost	647	712
Benefits paid	(691)	(748)
Actuarial gains and losses	250	(890)
Exchange rate differences	143	89
Ending balance	7,133	6,128
Recognized in the consolidated income statement	919	780
Recognized in the other comprehensive income	246	(841)
Trattamento Fine Rapporto
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	4,936	5,895
Acquisition of Perugini S.r.l.	387
Interest cost	178	55
Current service cost	353	497
Benefits paid	(422)	(603)
Actuarial gains and losses	245	(908)
Ending balance	5,677	4,936
Recognized in the consolidated income statement	531	551
Recognized in the other comprehensive income	245	(908)
Jubilee Benefits
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	213	253
Interest cost	6	3
Current service cost	26	31
Benefits paid	(21)	(25)
Actuarial gains and losses	4	(49)
Ending balance	228	213
Recognized in the consolidated income statement	36	(16)
Beneficio por Retiro / Terminacion
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	940	659
Interest cost	83	60
Current service cost	259	178
Benefits paid	(233)	(114)
Actuarial gains and losses	(9)	68
Exchange rate differences	143	89
Ending balance	1,183	940
Recognized in the consolidated income statement	341	238
Recognized in the other comprehensive income	(9)	68
Severance Payment Slovakia
Disclosure Of Defined Benefit Plans [Line Items]
Beginning balance	39	40
Interest cost	2
Current service cost	9	6
Benefits paid	(15)	(6)
Actuarial gains and losses	10	(1)
Ending balance	45	39
Recognized in the consolidated income statement	11	6
Recognized in the other comprehensive income	€ 10	€ (1)